Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST I
Entity Central Index Key	0000076721
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000175862
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Institutional Class
Trading Symbol	PXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/CB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 879,240,523
Holdings Count | Holding	488
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$879,240,523
Total Number of Portfolio Holdings	488
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	2.0%
Community Investment Notes	0.0%Footnote Reference#
Municipal Bonds	1.0%
Foreign Government and Agency Securities	3.0%
Asset-Backed Securities	5.3%
Supranational	9.9%
U.S. Government and Agency Securities	18.8%
Mortgage-Backed Securities	30.0%
Corporate Bonds	30.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote#	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Bonds, 4.625%, 5/15/44	5.1%
U.S. Treasury Notes, 4.625%, 4/30/29	3.8%
U.S. Treasury Bonds, 4.625%, 5/15/54	3.5%
U.S. Treasury Notes, 4.500%, 5/15/27	2.8%
U.S. Treasury Notes, 4.625%, 5/31/31	0.9%
International Bank for Reconstruction & Development, 1.625%, 1/15/25	0.9%
U.S. Treasury Notes, 0.375%, 7/15/27	0.6%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	0.6%
International Bank for Reconstruction & Development, 0.625%, 4/22/25	0.5%
Kreditanstalt fuer Wiederaufbau, 4.125%, 7/15/33	0.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000175863
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Investor Class
Trading Symbol	PAXBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/CB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 879,240,523
Holdings Count | Holding	488
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$879,240,523
Total Number of Portfolio Holdings	488
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	2.0%
Community Investment Notes	0.0%Footnote Reference#
Municipal Bonds	1.0%
Foreign Government and Agency Securities	3.0%
Asset-Backed Securities	5.3%
Supranational	9.9%
U.S. Government and Agency Securities	18.8%
Mortgage-Backed Securities	30.0%
Corporate Bonds	30.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote#	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Bonds, 4.625%, 5/15/44	5.1%
U.S. Treasury Notes, 4.625%, 4/30/29	3.8%
U.S. Treasury Bonds, 4.625%, 5/15/54	3.5%
U.S. Treasury Notes, 4.500%, 5/15/27	2.8%
U.S. Treasury Notes, 4.625%, 5/31/31	0.9%
International Bank for Reconstruction & Development, 1.625%, 1/15/25	0.9%
U.S. Treasury Notes, 0.375%, 7/15/27	0.6%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	0.6%
International Bank for Reconstruction & Development, 0.625%, 4/22/25	0.5%
Kreditanstalt fuer Wiederaufbau, 4.125%, 7/15/33	0.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000128849
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Class A
Trading Symbol	PXEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 2,424,706,177
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$2,424,706,177
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.2%
Clean and Efficient Transport	4.9%
Sustainable Food	12.1%
Circular Economy	12.5%
Water	15.8%
New Energy	23.4%
Smart Environment	30.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.8%
Waste Management, Inc.	3.9%
Agilent Technologies, Inc.	3.7%
Linde plc	3.6%
Schneider Electric SE	3.5%
Air Liquide SA	3.4%
Republic Services, Inc., A	3.2%
American Water Works Co., Inc.	3.0%
Texas Instruments, Inc.	3.0%
TE Connectivity Ltd.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000061358
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Institutional Class
Trading Symbol	PGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 2,424,706,177
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$2,424,706,177
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.2%
Clean and Efficient Transport	4.9%
Sustainable Food	12.1%
Circular Economy	12.5%
Water	15.8%
New Energy	23.4%
Smart Environment	30.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.8%
Waste Management, Inc.	3.9%
Agilent Technologies, Inc.	3.7%
Linde plc	3.6%
Schneider Electric SE	3.5%
Air Liquide SA	3.4%
Republic Services, Inc., A	3.2%
American Water Works Co., Inc.	3.0%
Texas Instruments, Inc.	3.0%
TE Connectivity Ltd.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000061357
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Investor Class
Trading Symbol	PGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 2,424,706,177
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$2,424,706,177
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.2%
Clean and Efficient Transport	4.9%
Sustainable Food	12.1%
Circular Economy	12.5%
Water	15.8%
New Energy	23.4%
Smart Environment	30.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.8%
Waste Management, Inc.	3.9%
Agilent Technologies, Inc.	3.7%
Linde plc	3.6%
Schneider Electric SE	3.5%
Air Liquide SA	3.4%
Republic Services, Inc., A	3.2%
American Water Works Co., Inc.	3.0%
Texas Instruments, Inc.	3.0%
TE Connectivity Ltd.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000201507
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PXGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GO
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 127,221,078
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$127,221,078
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.6%
Communication Services	1.7%
Consumer Discretionary	1.8%
Consumer Staples	7.4%
Materials	8.2%
Industrials	13.5%
Health Care	19.1%
Financials	22.7%
Information Technology	24.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.1%
Alcon, Inc.	4.1%
Mastercard, Inc., A	4.0%
Linde plc	3.7%
Schneider Electric SE	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Marsh & McLennan Cos., Inc.	3.0%
Boston Scientific Corp.	3.0%
Cintas Corp.	3.0%
Applied Materials, Inc.	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000201508
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	PAXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GO
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
AssetsNet	$ 127,221,078
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$127,221,078
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.6%
Communication Services	1.7%
Consumer Discretionary	1.8%
Consumer Staples	7.4%
Materials	8.2%
Industrials	13.5%
Health Care	19.1%
Financials	22.7%
Information Technology	24.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.1%
Alcon, Inc.	4.1%
Mastercard, Inc., A	4.0%
Linde plc	3.7%
Schneider Electric SE	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Marsh & McLennan Cos., Inc.	3.0%
Boston Scientific Corp.	3.0%
Cintas Corp.	3.0%
Applied Materials, Inc.	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000246502
Shareholder Report [Line Items]
Fund Name	Impax Global Social Leaders Fund
Class Name	Institutional Class
Trading Symbol	IGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSL
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 1,709,961
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$1,709,961
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.0%
Communication Services	1.3%
Utilities	4.2%
Real Estate	6.4%
Industrials	8.2%
Consumer Staples	11.2%
Financials	14.4%
Consumer Discretionary	15.3%
Health Care	17.8%
Information Technology	18.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	4.9%
Intuit, Inc.	4.2%
eBay, Inc.	3.8%
Halma plc	3.8%
Alcon, Inc.	3.4%
MercadoLibre, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Legal & General Group plc	3.0%
ServiceNow, Inc.	3.0%
Recruit Holdings Co. Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000246501
Shareholder Report [Line Items]
Fund Name	Impax Global Social Leaders Fund
Class Name	Investor Class
Trading Symbol	IGSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSL
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
AssetsNet	$ 1,709,961
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$1,709,961
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.0%
Communication Services	1.3%
Utilities	4.2%
Real Estate	6.4%
Industrials	8.2%
Consumer Staples	11.2%
Financials	14.4%
Consumer Discretionary	15.3%
Health Care	17.8%
Information Technology	18.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	4.9%
Intuit, Inc.	4.2%
eBay, Inc.	3.8%
Halma plc	3.8%
Alcon, Inc.	3.4%
MercadoLibre, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Legal & General Group plc	3.0%
ServiceNow, Inc.	3.0%
Recruit Holdings Co. Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000175864
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	PXDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSI
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 91,319,933
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$91,319,933
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.1%
Energy	0.9%
Materials	1.7%
Consumer Staples	2.2%
Health Care	3.0%
Financials	4.4%
Information Technology	7.7%
Real Estate	8.2%
Communication Services	15.7%
Industrials	26.1%
Utilities	29.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Waste Management, Inc.	4.4%
SSE plc	4.3%
Elisa OYJ	4.1%
National Grid plc	3.7%
American Water Works Co., Inc.	3.6%
Tele2 AB, B	3.6%
Severn Trent plc	3.6%
Canadian Pacific Kansas City Ltd.	3.5%
Koninklijke KPN NV	3.4%
Northland Power, Inc.	3.4%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000175865
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure Fund
Class Name	Investor Class
Trading Symbol	PAXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSI
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 91,319,933
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$91,319,933
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.1%
Energy	0.9%
Materials	1.7%
Consumer Staples	2.2%
Health Care	3.0%
Financials	4.4%
Information Technology	7.7%
Real Estate	8.2%
Communication Services	15.7%
Industrials	26.1%
Utilities	29.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Waste Management, Inc.	4.4%
SSE plc	4.3%
Elisa OYJ	4.1%
National Grid plc	3.7%
American Water Works Co., Inc.	3.6%
Tele2 AB, B	3.6%
Severn Trent plc	3.6%
Canadian Pacific Kansas City Ltd.	3.5%
Koninklijke KPN NV	3.4%
Northland Power, Inc.	3.4%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000128847
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Class A
Trading Symbol	PXHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 531,742,145
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$531,742,145
Total Number of Portfolio Holdings	225
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.2%
Others	19.7%
Telecommunications	5.2%
Consumer Goods	6.1%
Retail	6.2%
Real Estate	6.7%
Services	7.7%
Basic Industry	8.0%
Capital Goods	8.4%
Technology & Electronics	8.6%
Media	9.8%
Healthcare	10.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.5%
Darling Ingredients, Inc., 6.000%, 6/15/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Interface, Inc., 5.500%, 12/01/28	1.0%
Bank of America Corp., 4.300%, 1/28/25	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	0.9%
Medline Borrower LP, Refinancing CME Term Loan, 8.094%, 10/23/28	0.9%
Graphic Packaging International LLC, 3.750%, 2/01/30	0.9%
Iron Mountain, Inc., 4.875%, 9/15/29	0.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043227
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	PXHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 531,742,145
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$531,742,145
Total Number of Portfolio Holdings	225
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.2%
Others	19.7%
Telecommunications	5.2%
Consumer Goods	6.1%
Retail	6.2%
Real Estate	6.7%
Services	7.7%
Basic Industry	8.0%
Capital Goods	8.4%
Technology & Electronics	8.6%
Media	9.8%
Healthcare	10.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.5%
Darling Ingredients, Inc., 6.000%, 6/15/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Interface, Inc., 5.500%, 12/01/28	1.0%
Bank of America Corp., 4.300%, 1/28/25	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	0.9%
Medline Borrower LP, Refinancing CME Term Loan, 8.094%, 10/23/28	0.9%
Graphic Packaging International LLC, 3.750%, 2/01/30	0.9%
Iron Mountain, Inc., 4.875%, 9/15/29	0.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043226
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	PAXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 531,742,145
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$531,742,145
Total Number of Portfolio Holdings	225
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.2%
Others	19.7%
Telecommunications	5.2%
Consumer Goods	6.1%
Retail	6.2%
Real Estate	6.7%
Services	7.7%
Basic Industry	8.0%
Capital Goods	8.4%
Technology & Electronics	8.6%
Media	9.8%
Healthcare	10.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.5%
Darling Ingredients, Inc., 6.000%, 6/15/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Interface, Inc., 5.500%, 12/01/28	1.0%
Bank of America Corp., 4.300%, 1/28/25	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	0.9%
Medline Borrower LP, Refinancing CME Term Loan, 8.094%, 10/23/28	0.9%
Graphic Packaging International LLC, 3.750%, 2/01/30	0.9%
Iron Mountain, Inc., 4.875%, 9/15/29	0.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000137561
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PXNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/ISE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,194,853,792
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$1,194,853,792
Total Number of Portfolio Holdings	142
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	0.9%
Real Estate	1.0%
Materials	3.4%
Utilities	3.6%
Communication Services	6.0%
Consumer Staples	7.1%
Consumer Discretionary	7.4%
Information Technology	12.4%
Health Care	15.4%
Industrials	19.1%
Financials	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Novo Nordisk A/S, B	3.4%
ASML Holding NV	3.0%
AstraZeneca plc	2.7%
Novartis AG	2.7%
HSBC Holdings plc	2.4%
Schneider Electric SE	2.2%
CSL Ltd.	2.0%
BNP Paribas SA	1.9%
RELX plc	1.9%
Tokyo Electron Ltd.	1.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000137562
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/ISE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,194,853,792
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$1,194,853,792
Total Number of Portfolio Holdings	142
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	0.9%
Real Estate	1.0%
Materials	3.4%
Utilities	3.6%
Communication Services	6.0%
Consumer Staples	7.1%
Consumer Discretionary	7.4%
Information Technology	12.4%
Health Care	15.4%
Industrials	19.1%
Financials	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Novo Nordisk A/S, B	3.4%
ASML Holding NV	3.0%
AstraZeneca plc	2.7%
Novartis AG	2.7%
HSBC Holdings plc	2.4%
Schneider Electric SE	2.2%
CSL Ltd.	2.0%
BNP Paribas SA	1.9%
RELX plc	1.9%
Tokyo Electron Ltd.	1.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000175860
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Institutional Class
Trading Symbol	PXLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/LC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,492,863,028
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$1,492,863,028
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.2%
Utilities	1.3%
Real Estate	3.8%
Materials	3.8%
Consumer Discretionary	7.0%
Consumer Staples	7.3%
Industrials	7.4%
Communication Services	8.8%
Financials	13.6%
Health Care	13.6%
Information Technology	32.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	7.9%
Alphabet, Inc., A	5.4%
NVIDIA Corp.	4.7%
Apple, Inc.	3.7%
ServiceNow, Inc.	2.6%
Oracle Corp.	2.6%
Merck & Co., Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Walt Disney Co. (The)	2.2%
Procter & Gamble Co. (The)	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000175861
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Investor Class
Trading Symbol	PAXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/LC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 1,492,863,028
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$1,492,863,028
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.2%
Utilities	1.3%
Real Estate	3.8%
Materials	3.8%
Consumer Discretionary	7.0%
Consumer Staples	7.3%
Industrials	7.4%
Communication Services	8.8%
Financials	13.6%
Health Care	13.6%
Information Technology	32.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	7.9%
Alphabet, Inc., A	5.4%
NVIDIA Corp.	4.7%
Apple, Inc.	3.7%
ServiceNow, Inc.	2.6%
Oracle Corp.	2.6%
Merck & Co., Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Walt Disney Co. (The)	2.2%
Procter & Gamble Co. (The)	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000128850
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Class A
Trading Symbol	PXSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
AssetsNet	$ 667,096,037
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$667,096,037
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.6%
Communication Services	2.2%
Materials	4.7%
Consumer Discretionary	7.3%
Consumer Staples	7.4%
Real Estate	8.4%
Information Technology	13.5%
Financials	14.5%
Industrials	18.9%
Health Care	19.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.8%
Ligand Pharmaceuticals, Inc.	3.6%
Onto Innovation, Inc.	3.5%
Brightsphere Investment Group, Inc.	3.5%
US Foods Holding Corp.	2.6%
Voya Financial, Inc.	2.6%
Roivant Sciences Ltd.	2.5%
Element Solutions, Inc.	2.3%
Stericycle, Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000061361
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Institutional Class
Trading Symbol	PXSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 667,096,037
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$667,096,037
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.6%
Communication Services	2.2%
Materials	4.7%
Consumer Discretionary	7.3%
Consumer Staples	7.4%
Real Estate	8.4%
Information Technology	13.5%
Financials	14.5%
Industrials	18.9%
Health Care	19.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.8%
Ligand Pharmaceuticals, Inc.	3.6%
Onto Innovation, Inc.	3.5%
Brightsphere Investment Group, Inc.	3.5%
US Foods Holding Corp.	2.6%
Voya Financial, Inc.	2.6%
Roivant Sciences Ltd.	2.5%
Element Solutions, Inc.	2.3%
Stericycle, Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000061360
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Investor Class
Trading Symbol	PXSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
AssetsNet	$ 667,096,037
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$667,096,037
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.6%
Communication Services	2.2%
Materials	4.7%
Consumer Discretionary	7.3%
Consumer Staples	7.4%
Real Estate	8.4%
Information Technology	13.5%
Financials	14.5%
Industrials	18.9%
Health Care	19.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.8%
Ligand Pharmaceuticals, Inc.	3.6%
Onto Innovation, Inc.	3.5%
Brightsphere Investment Group, Inc.	3.5%
US Foods Holding Corp.	2.6%
Voya Financial, Inc.	2.6%
Roivant Sciences Ltd.	2.5%
Element Solutions, Inc.	2.3%
Stericycle, Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000043251
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Institutional Class
Trading Symbol	PAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SA
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 2,309,344,491
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$2,309,344,491
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation as of June 30, 2024

Value	Value
Affiliated Investment Companies	99.8%
Cash & Cash Equivalents	0.2%

Largest Holdings [Text Block]

Affiliated Investment Companies as of June 30, 2024

Impax Large Cap Fund	41.4%
Impax Core Bond Fund	34.4%
Impax International Sustainable Economy Fund	4.7%
Impax High Yield Bond Fund	4.5%
Impax Small Cap Fund	3.9%
Impax Global Opportunities Fund	3.0%
Impax Global Environmental Markets Fund	2.8%
Impax Ellevate Global Women's Leadership Fund	2.6%
Impax Global Sustainable Infrastructure Fund	2.5%

Material Fund Change [Text Block]
C000043250
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Investor Class
Trading Symbol	PAXWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SA
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,309,344,491
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$2,309,344,491
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation as of June 30, 2024

Value	Value
Affiliated Investment Companies	99.8%
Cash & Cash Equivalents	0.2%

Largest Holdings [Text Block]

Affiliated Investment Companies as of June 30, 2024

Impax Large Cap Fund	41.4%
Impax Core Bond Fund	34.4%
Impax International Sustainable Economy Fund	4.7%
Impax High Yield Bond Fund	4.5%
Impax Small Cap Fund	3.9%
Impax Global Opportunities Fund	3.0%
Impax Global Environmental Markets Fund	2.8%
Impax Ellevate Global Women's Leadership Fund	2.6%
Impax Global Sustainable Infrastructure Fund	2.5%

Material Fund Change [Text Block]
C000128848
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Class A
Trading Symbol	PXGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 324,058,221
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$324,058,221
Total Number of Portfolio Holdings	146
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.0%
Utilities	1.3%
Consumer Staples	2.4%
Real Estate	3.5%
Materials	3.9%
Communication Services	4.8%
Consumer Discretionary	5.3%
Financials	11.8%
Industrials	13.7%
Health Care	16.6%
Information Technology	35.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	5.9%
Mastercard, Inc., A	2.2%
Verizon Communications, Inc.	1.8%
Union Pacific Corp.	1.8%
Progressive Corp. (The)	1.7%
Johnson & Johnson	1.7%
Texas Instruments, Inc.	1.7%
Eli Lilly & Co.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000043242
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 324,058,221
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$324,058,221
Total Number of Portfolio Holdings	146
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.0%
Utilities	1.3%
Consumer Staples	2.4%
Real Estate	3.5%
Materials	3.9%
Communication Services	4.8%
Consumer Discretionary	5.3%
Financials	11.8%
Industrials	13.7%
Health Care	16.6%
Information Technology	35.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	5.9%
Mastercard, Inc., A	2.2%
Verizon Communications, Inc.	1.8%
Union Pacific Corp.	1.8%
Progressive Corp. (The)	1.7%
Johnson & Johnson	1.7%
Texas Instruments, Inc.	1.7%
Eli Lilly & Co.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000043241
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 324,058,221
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Net Assets	$324,058,221
Total Number of Portfolio Holdings	146
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.0%
Utilities	1.3%
Consumer Staples	2.4%
Real Estate	3.5%
Materials	3.9%
Communication Services	4.8%
Consumer Discretionary	5.3%
Financials	11.8%
Industrials	13.7%
Health Care	16.6%
Information Technology	35.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	5.9%
Mastercard, Inc., A	2.2%
Verizon Communications, Inc.	1.8%
Union Pacific Corp.	1.8%
Progressive Corp. (The)	1.7%
Johnson & Johnson	1.7%
Texas Instruments, Inc.	1.7%
Eli Lilly & Co.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]